Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Real estate investments:
Land and improvements	$ 3,915,220	$ 3,840,415
Buildings and improvements	9,677,738	9,506,402
Intangible lease assets	559,678	588,635
Total real estate investments	14,152,636	13,935,452
Less accumulated depreciation and amortization	(1,603,086)	(1,083,693)
Real estate investments, net	12,549,550	12,851,759
Real estate investments held for sale, net	8,265	0
Operating ground lease assets	53,707	57,245
Loans and financing receivables, net	3,090,326	1,964,710
Net investments	15,701,848	14,873,714
Cash and cash equivalents	39,119	162,188
Other assets, net	151,033	126,671
Total assets	15,892,000	15,162,573
Liabilities:
Credit facility	583,600	375,000
Unsecured notes and term loans payable, net	3,348,911	2,977,100
Non-recourse debt obligations of consolidated special purpose entities, net	3,199,027	2,831,007
Intangible lease liabilities, net	111,706	125,095
Operating lease liabilities	49,498	54,501
Accrued expenses, deferred revenue and other liabilities	323,633	215,101
Total liabilities	7,616,375	6,577,804
Equity:
Members' equity	8,121,344	8,571,554
Retained earnings (accumulated deficit)	150,366	(15,406)
Accumulated other comprehensive (loss) income	(9,531)	20,497
Total members' equity	8,262,179	8,576,645
Noncontrolling interest	13,446	8,124
Total equity	8,275,625	8,584,769
Total liabilities and equity	$ 15,892,000	$ 15,162,573